UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5972

Name of Registrant:	Vanguard International Equity Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2004

Item 1:	Schedule of Investments

July 31, 2004 Vanguard Pacific Stock Index Fund	Shares	Market Value 000)
COMMON STOCKS (99.5%)
Australia (16.2%)
BHP Billiton Ltd.	6,582,950	$ 60,760
National Australia Bank Ltd.	2,647,795	49,453
Commonwealth Bank of Australia	2,207,732	48,268
Australia & New Zealand Bank Group Ltd.	3,162,388	39,996
News Corp. Ltd. Pfd.	4,715,739	37,879
Westpac Banking Corp., Ltd.	3,089,371	36,455
* Westfield Group	2,503,985	26,566
News Corp. Ltd.	2,408,600	20,612
Woolworths Ltd.	1,779,703	14,594
Rio Tinto Ltd.	544,288	14,442
AMP Ltd.	3,226,536	14,167
Wesfarmers Ltd.	658,288	13,590
Telstra Corp. Ltd.	3,764,862	12,998
Coles Myer Ltd.	1,909,006	11,885
Foster's Group Ltd.	3,533,014	11,455
Woodside Petroleum Ltd.	817,668	10,301
QBE Insurance Group Ltd.	1,170,416	10,229
Insurance Australia Group Ltd.	2,907,141	10,139
Rinker Group Ltd.	1,654,172	9,545
Suncorp-Metway Ltd.	933,923	9,091
Macquarie Bank Ltd.	378,100	8,743
General Property Trust	3,538,278	8,648
Stockland	2,224,144	8,598
Macquarie Infrastucture Group	3,386,628	8,206
Alumina Ltd.	2,022,321	7,350
Amcor Ltd.	1,529,698	7,349
WMC Resources Ltd.	2,005,916	7,305
Brambles Industries Ltd.	1,691,475	7,060
Australian Gas Light Co., Ltd.	798,250	7,044
Tabcorp Holdings Ltd.	719,018	7,034
BlueScope Steel Ltd.	1,314,093	6,810
CSL Ltd.	343,326	6,129
Newcrest Mining Ltd.	576,037	5,736
Orica Ltd.	483,929	5,287
Santos Ltd.	1,022,920	5,194
Boral Ltd.	993,907	5,046
Origin Energy Ltd.	1,157,455	4,928
Lend Lease Corp.	641,506	4,672
John Fairfax Holdings Ltd.	1,540,939	4,068
Coca-Cola Amatil Ltd.	796,556	3,916
Mirvac Group	1,218,675	3,883
Centro Properties Group	1,125,850	3,509
Investa Property Group	2,495,945	3,443
Macquarie Goodman Industrial Trust	2,756,055	3,397
Patrick Corp. Ltd.	862,350	3,321
Transurban Group	908,771	3,233
James Hardie Industries NV	796,324	3,179
Toll Holdings Ltd.	413,695	3,045
Mayne Group Ltd.	1,110,885	2,770
Paperlinx Ltd.	780,086	2,748
CSR Ltd.	1,697,953	2,723
Sonic Healthcare Ltd.	416,688	2,650
AXA Asia Pacific Holdings Ltd.	1,193,221	2,649
Tab Ltd.	770,745	2,585
Lion Nathan Ltd.	509,817	2,488
CFS Gandel Retail Trust	2,373,734	2,460
* Southcorp Ltd.	1,109,006	2,431
Publishing & Broadcasting Ltd.	230,339	2,178
Perpetual Trustees Australia Ltd.	65,484	2,109
Australian Stock Exchange Ltd.	176,992	1,952
Aristocrat Leisure Ltd.	532,701	1,921
Harvey Norman Holdings Ltd.	902,173	1,921
Commonwealth Property Office Fund	2,196,678	1,846
* Pacific Brands Ltd.	866,230	1,759
OneSteel Ltd.	940,204	1,751
Deutsche Office Trust	1,932,296	1,719
Ansell Ltd.	286,298	1,576
Leighton Holdings Ltd.	236,778	1,554
Cochlear Ltd.	94,874	1,474
Computershare Ltd.	689,940	1,435
ING Industrial Fund	1,051,558	1,362
Iluka Resources Ltd.	404,331	1,274
Futuris Corp., Ltd.	893,952	1,052

	668,945

Hong Kong (5.3%)
Hutchison Whampoa Ltd.	3,762,600	25,446
Cheung Kong Holdings Ltd.	2,653,100	19,644
Sun Hung Kai Properties Ltd.	2,311,800	19,562
CLP Holdings Ltd.	3,165,899	17,778
Hang Seng Bank Ltd.	1,337,846	17,109
Hong Kong & China Gas Co., Ltd.	6,420,651	11,195
Boc Hong Kong Holdings Ltd.	6,467,500	11,070
Swire Pacific Ltd. A Shares	1,623,900	10,826
Hong Kong Electric Holdings Ltd.	2,432,900	10,387
Bank of East Asia Ltd.	2,326,473	6,592
Wharf Holdings Ltd.	2,137,714	6,578
Esprit Holdings Ltd.	1,248,500	5,554
Henderson Land Development Co. Ltd.	1,260,000	5,541
* PCCW Ltd.	6,114,569	4,194
Li & Fung Ltd.	2,789,500	3,862
Hong Kong Exchanges & Clearing Ltd.	1,817,000	3,751
MTR Corp.	2,328,500	3,493
Cathay Pacific Airways Ltd.	1,773,000	3,160
New World Development Co., Ltd.	3,908,975	3,157
Hang Lung Properties Ltd.	2,018,500	2,782
Johnson Electric Holdings Ltd.	2,567,600	2,601
Techtronic Industries Co., Ltd.	1,507,000	2,241
Hopewell Holdings Ltd.	1,077,000	2,133
Yue Yuen Industrial (Holdings) Ltd.	846,000	2,099
Television Broadcasts Ltd.	507,000	2,087
Hysan Development Co., Ltd.	1,087,211	1,958
Cheung Kong Infrastructure Holdings Ltd.	793,000	1,886
Shangri-La Asia Ltd.	1,852,744	1,734
Giordano International Ltd.	2,521,108	1,527
Sino Land Co.	2,205,600	1,386
Kerry Properties Ltd.	812,500	1,297
Kingboard Chemical Holdings Ltd.	686,000	1,271
ASM Pacific Technology Ltd.	299,500	1,044
Orient Overseas International Ltd.	339,000	987
Texwinca Holdings Ltd.	1,016,000	892
SCMP Group Ltd.	1,574,546	621
SmarTone Telecommunications Ltd.	471,500	514

	217,959

Japan (74.6%)
Toyota Motor Corp.	5,045,300	202,799
Takeda Chemical Industries Ltd.	1,557,700	72,815
Canon, Inc.	1,465,700	71,539
Mitsubishi Tokyo Financial Group Inc.	7,894	70,618
Honda Motor Co., Ltd.	1,361,200	66,194
NTT DoCoMo, Inc.	34,972	60,873
Sony Corp.	1,619,438	56,812
Matsushita Electric Industrial Co., Ltd.	3,853,945	51,314
Mizuho Financial Group, Inc.	13,247	50,157
Nissan Motor Co., Ltd.	4,334,000	46,741
Nippon Telegraph and Telephone Corp.	9,251	46,066
Tokyo Electric Power Co.	2,011,700	45,575
Nomura Holdings Inc.	3,270,000	44,830
Sumitomo Mitsui Financial Group, Inc.	7,076	42,600
Millea Holdings, Inc.	2,597	38,213
Hitachi Ltd.	5,592,000	34,117
East Japan Railway Co.	5,950	32,405
* UFJ Holdings Inc.	6,655	26,690
Chubu Electric Power Co.	1,159,300	24,288
Fuji Photo Film Co., Ltd.	808,000	24,214
Sharp Corp.	1,648,000	23,791
Kao Corp.	942,000	23,327
Kansai Electric Power Co., Inc.	1,262,300	22,991
Ricoh Co.	1,171,000	22,799
Ito-Yokado Co., Ltd.	584,000	22,688
Denso Corp.	923,200	22,613
JFE Holdings, Inc.	920,900	22,020
Kyocera Corp.	284,100	21,921
Nippon Steel Corp.	10,665,000	21,626
Shin-Etsu Chemical Co., Ltd.	629,700	21,356
Bridgestone Corp.	1,129,500	20,370
Mitsui Sumitomo Insurance Co.	2,198,530	20,317
Rohm Co., Ltd.	187,100	20,010
Seven Eleven Japan Co. Ltd.	645,000	19,792
Hoya Corp.	192,100	19,735
Mitsubishi Estate Co., Ltd.	1,698,000	19,303
Murata Manufacturing Co., Ltd.	388,800	19,291
Nintendo Co.	172,800	19,225
Toshiba Corp.	5,073,000	18,616
Fujitsu Ltd.	2,972,000	18,399
Yamanouchi Pharmaceuticals Co., Ltd.	536,700	18,395
Mitsubishi Corp.	1,910,000	18,371
NEC Corp.	2,869,000	17,890
Mitsui & Co., Ltd.	2,207,000	16,534
Dai-Nippon Printing Co., Ltd.	1,125,000	15,918
Tokyo Gas Co., Ltd.	4,414,000	15,762
Orix Corp.	139,900	15,113
Aeon Co., Ltd.	435,500	14,926
Secom Co., Ltd.	366,000	14,777
Tokyo Electron Ltd.	300,230	14,681
Fanuc Co., Ltd.	251,300	14,475
TDK Corp.	208,900	14,432
Central Japan Railway Co.	1,763	14,157
Sankyo Co., Ltd.	650,900	14,045
Softbank Corp.	398,500	14,016
Nippon Oil Corp.	2,251,600	13,838
Daiwa Securities Group Inc.	2,096,000	13,747
Mitsubishi Electric Corp.	2,999,000	13,669
Mitsui Fudosan Co., Ltd.	1,221,000	13,562
Kyushu Electric Power Co., Inc.	702,800	13,147
Mitsubishi Heavy Industries Ltd.	5,023,000	13,115
* Yahoo Japan Corp.	1,630	12,928
Eisai Co., Ltd.	439,800	12,903
Sompo Japan Insurance Inc.	1,292,000	12,740
* T & D Holdings, Inc.	272,850	12,657
* Resona Holdings Inc.	7,926,000	12,232
Tohoku Electric Power Co.	743,900	12,214
Nitto Denko Corp.	287,600	12,025
Japan Tobacco, Inc.	1,571	11,995
Asahi Glass Co., Ltd.	1,331,000	11,966
West Japan Railway Co.	2,979	11,921
Fujisawa Pharmaceutical Co., Ltd.	490,500	11,882
Ajinomoto Co., Inc.	1,019,000	11,840
Keyence Corp.	55,680	11,770
Kirin Brewery Co., Ltd.	1,200,000	11,736
Nikko Securities Co., Ltd.	2,555,000	11,577
Sumitomo Electric Industries Ltd.	1,183,000	11,251
Sumitomo Trust & Banking Co., Ltd.	1,920,000	11,232
Yamato Transport Co., Ltd.	695,000	11,056
Sumitomo Corp.	1,569,000	10,952
Sanyo Electric Co., Ltd.	2,618,000	9,983
Promise Co., Ltd.	153,800	9,963
Toray Industries, Inc.	2,075,000	9,830
Komatsu Ltd.	1,654,000	9,750
Toppan Printing Co., Ltd.	975,000	9,745
Konica Minolta Holdings, Inc.	741,500	9,693
Sumitomo Chemical Co.	2,305,000	9,472
Asahi Kasei Corp.	2,140,000	9,389
Osaka Gas Co., Ltd.	3,510,000	9,353
Shionogi & Co., Ltd.	520,000	9,280
SMC Corp.	94,300	9,222
Kinki Nippon Railway Co.	2,667,150	9,165
Bank of Yokohama Ltd.	1,684,000	9,141
* Itochu Corp.	2,348,000	9,059
Daiwa House Industry Co., Ltd.	865,000	8,987
OJI Paper Co., Ltd.	1,390,000	8,905
Tostem Inax Holding Corp.	434,408	8,828
Sekisui House Ltd.	867,000	8,720
Daikin Industries Ltd.	345,000	8,497
Shizuoka Bank Ltd.	1,044,000	8,487
Kubota Corp.	1,838,000	8,328
Takefuji Corp.	115,370	8,281
Mitsui Osk Lines Ltd.	1,573,000	8,172
Acom Co., Ltd.	124,930	8,037
Toyoda Automatic Loom Works Ltd.	339,000	7,954
Omron Corp.	368,300	7,881
Daiichi Pharmaceutical Co., Ltd.	424,400	7,787
Tokyu Corp.	1,687,000	7,735
Olympus Corp.	395,000	7,637
Nippon Unipac Holding	1,540	7,558
Chugai Pharmaceutical Co., Ltd.	479,600	7,526
Sumitomo Realty & Development Co.	649,000	7,389
Nippon Yusen Kabushiki Kaisha Co.	1,607,000	7,368
Nidec Corp.	79,200	7,355
Shiseido Co., Ltd.	591,000	7,344
Nippon Express Co., Ltd.	1,388,000	7,335
Credit Saison Co., Ltd.	238,000	7,196
Terumo Corp.	294,400	7,132
Asahi Breweries Ltd.	669,000	7,107
Advantest Corp.	121,300	7,096
Aiful Corp.	73,850	6,944
Marui Co., Ltd.	568,300	6,858
Dentsu Inc.	2,659	6,775
Sumitomo Metal Industries Ltd.	6,258,000	6,738
Mitsubishi Chemical Corp.	2,842,000	6,732
Seiko Epson Corp.	170,800	6,682
Chiba Bank Ltd.	1,246,000	6,663
Trend Micro Inc.	161,500	6,608
Mitsui Trust Holding Inc.	930,400	6,511
Fast Retailing Co., Ltd.	92,300	6,501
NTT Data Corp.	2,207	6,317
Taisho Pharmaceutical Co.	296,000	6,201
Aisin Seiki Co., Ltd.	275,200	6,012
Odakyu Electric Railway Co.	1,147,000	5,989
Pioneer Corp.	266,700	5,767
Kobe Steel Ltd.	4,150,000	5,734
Daito Trust Construction Co., Ltd.	154,000	5,734
Hokkaido Electric Power Co., Ltd.	304,600	5,455
Oriental Land Co., Ltd.	86,500	5,394
Sumitomo Metal Mining Co.	896,000	5,346
Kajima Corp.	1,566,000	5,283
Tobu Railway Co., Ltd.	1,332,000	5,258
JSR Corp.	312,100	5,166
Shinsei Bank, Ltd.	939,000	5,122
Sekisui Chemical Co.	705,000	5,073
Keio Electric Railway Co., Ltd.	951,000	5,060
Hirose Electric Co., Ltd.	52,100	5,048
Toto Ltd.	517,000	5,024
Marubeni Corp.	2,208,000	4,992
NOK Corp.	164,400	4,956
Joyo Bank Ltd.	1,194,000	4,853
Bank of Fukuoka, Ltd.	936,000	4,837
Kuraray Co., Ltd.	634,000	4,795
CSK Corp.	113,600	4,780
Teijin Ltd.	1,373,000	4,767
Ohbayashi Corp.	1,001,000	4,760
Nikon Corp.	483,000	4,646
Mitsui Chemicals, Inc.	1,037,000	4,606
Citizen Watch Co., Ltd.	460,000	4,573
Yamada Denki Co., Ltd.	130,300	4,501
Casio Computer Co.	328,000	4,441
Yokogawa Electric Corp.	375,000	4,374
Matsushita Electric Works, Ltd.	511,000	4,360
Yamaha Corp.	287,300	4,356
Nippon Mining Holdings Inc.	1,029,500	4,323
Yamaha Motor Co., Ltd.	282,000	4,314
Taisei Corp.	1,347,000	4,266
Takashimaya Co.	454,000	4,220
Kyowa Hakko Kogyo Co.	604,000	4,205
Rakuten, Inc .	693	4,153
ToneGeneral Sekiyu K.K	516,000	4,134
Kawasaki Kisen Kaisha Ltd.	821,000	4,110
Kaneka Corp.	465,000	4,072
Stanley Electric Co.	261,600	3,985
Lawson Inc.	102,800	3,985
* Furukawa Electric Co.	973,000	3,963
Keihin Electric Express Railway Co., Ltd.	664,000	3,908
Mitsui Mining & Smelting Co., Ltd.	951,000	3,874
Toyo Seikan Kaisha Ltd.	245,000	3,869
Alps Electric Co., Ltd.	283,000	3,806
NTN Corp.	727,000	3,777
Showa Denko K.K	1,680,000	3,753
Uni-Charm Corp.	71,600	3,752
Shimizu Corp.	887,000	3,685
NGK Insulators Ltd.	464,000	3,655
Nomura Research Institute, Ltd.	39,000	3,643
Nissin Food Products Co., Ltd.	143,700	3,636
Mabuchi Motor Co.	51,000	3,601
77 Bank Ltd.	563,000	3,546
NSK Ltd.	768,000	3,425
Taiheiyo Cement Corp.	1,412,000	3,383
Nippon Meat Packers, Inc.	277,000	3,378
Leopalace21 Corp.	169,400	3,367
Toho Co., Ltd.	228,400	3,310
NEC Electronics Corp.	64,000	3,308
Isetan Co.	288,000	3,295
Benesse Corp.	110,600	3,275
* Japan Airlines System Co.	1,128,000	3,269
Onward Kashiyama Co., Ltd.	239,000	3,255
Ushio Inc.	195,000	3,252
Mitsubishi Materials Corp.	1,582,000	3,250
Hokugin Financial Group, Inc.	1,372,000	3,238
* Oki Electric Industry Co. Ltd.	901,000	3,234
Office Building Fund of Japan Inc.	459	3,225
Amada Co., Ltd.	568,000	3,221
USS Co., Ltd.	39,830	3,216
FamilyMart Co., Ltd.	110,000	3,208
Uny Co., Ltd.	278,000	3,193
Sankyo Co., Ltd.	84,300	3,177
Konami Corp.	145,400	3,151
Kawasaki Heavy Industries Ltd.	2,144,000	3,136
JGC Corp.	336,000	3,135
Bandai Co., Ltd.	128,700	3,135
Sammy Corp.	63,100	3,108
Shimano, Inc.	125,500	3,040
Gunma Bank Ltd.	616,000	3,012
Yakult Honsha Co., Ltd.	199,000	2,982
Mitsubishi Rayon Co., Ltd.	855,000	2,976
Kamigumi Co., Ltd.	429,000	2,941
Dowa Mining Co. Ltd.	477,000	2,880
Mitsukoshi, Ltd.	625,000	2,860
* Ishikawajima-Harima Heavy Industries Co.	1,931,000	2,859
Hino Motors, Ltd.	396,000	2,842
Nisshin Seifun Group Inc.	285,000	2,826
Daimaru, Inc.	364,000	2,805
JAFCO CO., Ltd.	46,000	2,802
Net One Systems Co., Ltd.	858	2,779
Fujikura Ltd.	573,000	2,776
Oracle Corp. Japan	55,000	2,734
NGK Spark Plug Co.	280,000	2,731
Makita Corp.	192,000	2,720
Japan Real Estate Investment Corp.	380	2,700
THK Co., Inc.	165,700	2,664
All Nippon Airways Co., Ltd.	871,000	2,657
Hitachi Chemical Co., Ltd.	179,500	2,577
The Suruga Bank, Ltd.	367,000	2,535
Dai-Nippon Ink & Chemicals, Inc.	1,098,000	2,522
Aeon Credit Service Co. Ltd.	41,130	2,521
Tosoh Corp.	782,000	2,519
Skylark Co., Ltd.	133,900	2,487
Nisshin Steel Co.	1,284,000	2,465
Kurita Water Industries Ltd.	173,200	2,452
* Sumitomo Heavy Industries Ltd.	889,000	2,441
Toyobo Ltd.	967,000	2,438
* Sega Corp.	183,500	2,396
Central Glass Co., Ltd.	317,000	2,392
Shimamura Co., Ltd.	32,800	2,384
Susuken Co., Ltd.	81,320	2,371
Showa Shell Sekiyu K.K	262,100	2,370
Minebea Co., Ltd.	549,000	2,345
TIS Inc.	61,200	2,339
Denki Kagaku Kogyo K.K	714,000	2,325
Nippon Sheet Glass Co., Ltd.	612,000	2,295
Mitsubishi Gas Chemical Co.	586,000	2,261
Taiyo Yuden Co., Ltd.	187,000	2,248
Ito En, Ltd.	47,500	2,216
Kikkoman Corp.	256,000	2,205
Obic Co., Ltd.	11,300	2,180
Kuraya Sanseido Inc.	155,700	2,161
Toyoda Gosei Co., Ltd.	98,000	2,154
Meiji Seika Kaisha Ltd.	500,000	2,153
Uniden Corp.	104,000	2,137
Fuji Electric Holdings Co., Ltd.	867,000	2,124
Kansai Paint Co., Ltd.	356,000	2,105
Daicel Chemical Industries Ltd.	446,000	2,101
Aoyama Trading Co., Ltd.	93,000	2,094
Japan Retail Fund Investment Corp.	301	2,093
Meiji Dairies Corp.	387,000	2,073
Takara Holdings Inc.	282,000	2,057
Nissan Chemical Industries, Ltd.	275,000	2,043
Shimachu Co.	84,400	2,037
Seino Transportation Co., Ltd.	212,000	2,035
Nisshinbo Industries, Inc.	280,000	2,002
Yamazaki Baking Co., Ltd.	209,000	1,986
Ryohin Keikaku Co. Ltd.	43,700	1,972
Koyo Seiko Co., Ltd.	169,000	1,951
Itochu Techno-Science Corp.	52,900	1,946
Sanken Electric Co., Ltd.	172,000	1,929
Meitec Corp.	55,000	1,925
Alfresa Holdings Corp.	35,200	1,911
Ebara Corp.	439,000	1,895
World Co., Ltd.	67,200	1,887
Hitachi Construction Machinery Co.	170,000	1,882
Coca-Cola West Japan Co. Ltd.	72,000	1,880
Fuji Television Network, Inc.	862	1,879
Rinnai Corp.	62,400	1,842
Nippon Sanso Corp.	351,000	1,827
* Ube Industries Ltd.	1,356,000	1,825
C&S Co. Ltd.	74,500	1,788
Nitori Co., Ltd.	29,000	1,788
Toyo Suisan Kaisha, Ltd.	145,000	1,782
Mitsubishi Logistics Corp.	189,000	1,781
Teikoku Oil Co., Ltd.	342,000	1,774
Sapparo Holdings Ltd.	473,000	1,770
ZEON Corp.	271,000	1,721
Sumitomo Bakelite Co. Ltd.	285,000	1,716
Nippon Shokubai Co., Ltd.	226,000	1,715
Mitsui Engineering & Shipbuilding Co., Ltd.	1,151,000	1,714
Fuji Soft ABC Inc.	51,900	1,690
House Foods Industry Corp.	124,500	1,649
Wacoal Corp.	162,000	1,624
Sumitomo Osaka Cement Co., Ltd.	632,000	1,588
Hitachi Capital Corp.	92,600	1,580
Q.P. Corp.	184,700	1,564
Dai-Nippon Screen Manufacturing Co., Ltd.	311,000	1,563
Gunze Ltd.	335,000	1,560
Hankyu Department Stores, Inc.	210,000	1,553
Namco Ltd.	61,000	1,538
Matsumotokiyoshi Co., Ltd.	59,300	1,519
Okumura Corp.	317,000	1,496
Tokyu Land Corp.	553,000	1,493
Tokyo Style Co.	131,000	1,480
Nichirei Corp.	424,000	1,476
Nichii Gakkan Co.	38,140	1,458
Nippon Light Metal Co.	699,000	1,455
Kokuyo Co., Ltd.	121,400	1,440
Sanwa Shutter Corp.	295,000	1,416
Autobacs Seven Co., Ltd.	44,800	1,407
Kinden Corp.	228,000	1,391
Asatsu-DK Inc.	52,400	1,385
Katokichi Co., Ltd.	70,600	1,371
Komori Corp.	89,000	1,364
Comsys Holdings Corp.	188,000	1,346
Toda Corp.	336,000	1,332
Nippon Kayaku Co., Ltd.	236,000	1,279
Mitsumi Electric Co., Ltd.	117,400	1,273
Nishimatsu Construction Co.	413,000	1,267
Sanden Corp.	193,000	1,247
Hitachi Cable Ltd.	289,000	1,224
Aderans Co. Ltd.	58,400	1,192
The Goodwill Group, Inc.	644	1,190
* Sojitz Holdings Corp.	321,600	1,102
Tokyo Broadcasting System, Inc.	60,100	1,023
Hitachi Software Engineering Co., Ltd.	50,300	995
Amano Corp.	111,000	936
Ariake Japan Co., Ltd.	33,844	926
Bellsystem24, Inc.	4,900	915
Anritsu Corp.	156,000	908
Ishihara Sangyo Kaisha Ltd.	467,000	897
Kaken Pharmaceutical Co.	137,000	798
Takuma Co., Ltd.	114,000	790
* Snow Brand Milk Products Co.	242,500	753
Saizeriya Co., Ltd.	49,050	701
Capcom Co., Ltd.	73,100	691
* Kanebo Ltd.	775,000	668

	3,078,993

New Zealand (0.8%)
Telecom Corp. of New Zealand Ltd.	3,351,983	13,001
Fletcher Building Ltd.	752,251	2,374
Sky City Entertainment Group Ltd.	717,880	2,207
Carter Holt Harvey Ltd.	1,518,589	2,127
Contact Energy Ltd.	505,326	1,928
Auckland International Airport Ltd.	424,678	1,906
Fisher & Paykel Healthcare Corp. Ltd.	160,500	1,375
Fisher & Paykel Appliances Holdings Ltd.	430,542	1,310
The Warehouse Group Ltd.	231,629	652
Independent Newspapers Ltd.	202,666	609
* Tower Ltd.	496,203	604
* Sky Network Television, Ltd.	163,935	549
Waste Management NZ Ltd.	164,642	506
NGC Holdings, Ltd.	265,406	481
* Tenon Ltd.	234,309	291
* Tenon Ltd.	88,340	110

	30,030

Singapore (2.7%)
DBS Group Holdings Ltd.	1,936,161	17,440
United Overseas Bank Ltd.	2,074,567	16,517
Singapore Telecommunications Ltd.	10,978,112	14,610
Oversea-Chinese Banking Corp., Ltd.	1,870,510	13,914
Singapore Press Holdings Ltd.	2,718,833	6,794
* Singapore Airlines Ltd.	954,362	6,156
Keppel Corp., Ltd.	953,750	4,046
Venture Corp. Ltd.	381,000	3,587
Singapore Technologies Engineering Ltd.	2,304,407	2,826
City Developments Ltd.	791,412	2,806
Neptune Orient Lines Ltd.	1,924,000	2,717
Fraser & Neave Ltd.	299,900	2,475
ComfortDelgro Corp Ltd.	3,022,000	2,195
Capitaland Ltd.	1,790,300	1,633
Singapore Exchange Ltd.	1,219,000	1,233
Sembcorp Industries Ltd.	1,570,419	1,177
Singapore Post Ltd.	2,366,000	1,114
* Chartered Semiconductor Manufacturing Ltd.	1,736,000	1,029
CapitaMall Trust	981,400	964
Ascendas REIT	1,127,000	963
Creative Technology Ltd.	93,250	948
United Overseas Land Ltd.	614,500	800
Jardine Cycle N Carriage Ltd.	202,128	769
Keppel Land Ltd.	621,000	671
Sembcorp Logistics Ltd.	509,000	654
Parkway Holdings Ltd.	974,640	629
Singapore Land Ltd.	221,000	570
SembCorp Marine Ltd.	910,000	550
Haw Par Brothers International Ltd.	190,193	528
Allgreen Properties Ltd.	825,000	503
Overseas Union Enterprise Ltd.	92,000	393
SMRT Corp. Ltd.	977,000	386
* ST Assembly Test Services Ltd.	552,000	369
Wing Tai Holdings Ltd.	704,000	366
* Datacraft Asia Ltd.	371,000	310
* City Developements Ltd. Warrants Exp. 5/10/2006	77,841	161

	112,803

TOTAL COMMON STOCKS
(Cost $4,096,098)	4,108,730

TEMPORARY CASH INVESTMENTS (8.6%)

Vanguard Market Liquidity Fund, 1.33%**	353,109,217	353,109
Face
Amount
	(000)

Federal National Mortgage Assn
(1) 1.51%, 10/20/2004	$ 2,000	1,993

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $355,102)	355,102

TOTAL INVESTMENTS (108.1%)
(Cost $4,451,200)	4,463,832

OTHER ASSETS AND LIABILITIES-NET (-8.1%)	(334,902)

NET ASSETS (100%)	$ 4,128,930

 *Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. (1) Security segregated as initial margin for open futures contracts. REIT-Real Estate Investment Trust

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time to determine whether a significant change in value has occurred. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2004, the cost of investment securities for tax purposes was $4,457,524,000. Net unrealized appreciation of investment securities for tax purposes was $6,308,000, consisting of unrealized gains of $425,117,000 on securities that had risen in value since their purchase and $431,425,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Futures and Forward Currency Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 8.1%, respectively, of net assets .Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2004, the aggregate settlement value of open futures contracts expiring in September 2004, and the related unrealized appreciation (depreciation) were:

(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Topix Index	188	$19,239	$(224)

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At July 31, 2004, the fund had open forward currency contracts to receive and deliver currencies as follows:

	(000)
	Contract Amount
Contract Settlement Date		Receive		Deliver	Unrealized Appreciation (Depreciation)
9/15/2004	JPY	2,150,000	USD	19,327	$(346)

JPY-Japanese yen.
USD-U.S. dollars.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 24, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.